Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 8,566,656	$ 7,648,417
Investment in concessions at end of period	$ 491,033	9,267,111	8,566,656	$ 7,648,417
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		10,963,084	9,821,579	8,495,121
Increase		954,835	1,141,505	1,326,458
Investment in concessions at end of period		11,917,919	10,963,084	9,821,579
Accumulated depreciation and amortization
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(2,396,427)	(2,173,162)	(1,981,607)
Increase		(254,380)	(223,266)	(191,555)
Investment in concessions at end of period		(2,650,807)	(2,396,427)	(2,173,162)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		6,165,810	4,878,774
Investment in concessions at end of period		7,331,450	6,165,810	4,878,774
Improvements To Concessioned Assets In Progress
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		834,868	980,400
Investment in concessions at end of period		$ 624,063	$ 834,868	$ 980,400